TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Current:
U.S. federal tax	$ 10.1	$ 26.4	$ 14.5
State taxes	0.6	(0.1)	(0.2)
International taxes	77.3	92.7	116.0
Total	88.0	119.0	130.3
Deferred:
U.S. federal tax	64.4	6.3	(16.1)
State taxes	(3.0)	0.5	1.9
International taxes	7.0	8.7	(2.6)
Total	68.4	15.5	(16.8)
Provision for income taxes	$ 156.4	$ 134.5	$ 113.5